intangible assets and goodwill - Business acquisitions - prior period (Details) - Business that is complimentary to existing lines $ in Millions	12 Months Ended
Dec. 31, 2023 CAD ($)
Intangible assets and goodwill
Increase in accounts receivable	$ 19
Decrease in income and other taxes receivable	19
Decrease in goodwill	38
Increase in accounts payable and accrued liabilities	5
Increase in deferred income tax liabilities	18
Decrease in deferred tax liabilities	18
Customer contracts and related customer relationships
Intangible assets and goodwill
(Decrease) increase in intangible assets	118
Software
Intangible assets and goodwill
(Decrease) increase in intangible assets	$ 179